EQUITY (Details 6) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Net income (loss)	$ 68,450	$ (30,084)	$ 19,920
Amount allocated to participating shareholders	0	0	(16,105)
Adjustment as a result of benefit to participating shareholders	0	0	(229,832)
Net income (loss) applicable to ordinary shares for 2015 and 2014 and applicable to Class A ordinary shares for 2013	$ 68,450	$ (30,084)	$ (226,017)
Weighted average shares outstanding:
Denominator for basic net earnings per share	217,362	107,942	37,477
Effect of dilutive securities:
Employee stock options and unvested RSUs	20,495
Denominator for diluted net earnings per share	237,857	107,942	37,477
Basic net earnings (losses) per share	$ 0.31	$ (0.28)	$ (6.03)
Diluted net earnings (losses) per share	$ 0.29	$ (0.28)	$ (6.03)